Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Canada [member] | Scotia Capital Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Capital Inc.
Principal office	[1]	Toronto, Ontario
Carrying value	[1]	$ 4,694	$ 4,160
Canada [member] | BNS Investments Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	BNS Investments Inc.
Principal office	[1]	Toronto, Ontario
Carrying value	[1]	$ 22,545	23,860
Canada [member] | 1832 Asset Management L.P. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	1832 Asset Management L.P.
Principal office	[1]	Toronto, Ontario
Canada [member] | Montreal Trust Company of Canada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Montreal Trust Company of Canada
Principal office	[1]	Montreal, Quebec
Canada [member] | MD Financial Management Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	MD Financial Management Inc.
Principal office	[1]	Ottawa, Ontario
Carrying value	[1]	$ 2,939	2,826
Canada [member] | Jarislowsky, Fraser Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Jarislowsky, Fraser Limited
Principal office	[1]	Montreal, Quebec
Carrying value	[1]	$ 974	956
Canada [member] | Scotia Securities Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Securities Inc.
Principal office	[1]	Toronto, Ontario
Carrying value	[1]	$ 69	73
Canada [member] | Tangerine Bank [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Tangerine Bank
Principal office	[1]	Toronto, Ontario
Carrying value	[1]	$ 3,711	4,154
Canada [member] | The Bank of Nova Scotia Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	The Bank of Nova Scotia Trust Company
Principal office	[1]	Toronto, Ontario
Carrying value	[1]	$ 764	704
Canada [member] | Scotia Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Mortgage Corporation
Principal office	[1]	Toronto, Ontario
Carrying value	[1]	$ 606	843
Canada [member] | National Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	National Trust Company
Principal office	[1]	Stratford, Ontario
Carrying value	[1]	$ 499	408
Canada [member] | Roynat Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Roynat Inc.
Principal office	[1]	Calgary, Alberta
Carrying value	[1]	$ 785	741
Canada [member] | Scotia Dealer Advantage Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Dealer Advantage Inc.
Principal office	[1]	Hamilton, Ontario
Carrying value	[1]	$ 977	924
International [member] | Scotia Holdings (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Holdings (USA) LLC
Principal office	[1]	New York, New York
Carrying value	[1]	$ 7,698	7,654
International [member] | Scotia Capital (USA) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Capital (USA) Inc.
Principal office	[1]	New York, New York
International [member] | Scotia Financing (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Financing (USA) LLC
Principal office	[1]	New York, New York
International [member] | Nova Scotia Inversiones Limitada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Nova Scotia Inversiones Limitada
Principal office	[1]	Santiago, Chile
Carrying value	[1]	$ 7,370	7,489
International [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.39%)
Principal office	[1]	Mexico City, Mexico
Carrying value	[1]	$ 8,821	6,966
International [member] | Scotiabank Inverlat, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Inverlat, S.A.
Principal office	[1]	Mexico City, Mexico
International [member] | Scotia Peru Holdings S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Peru Holdings S.A.
Principal office	[1]	Lima, Peru
Carrying value	[1]	$ 6,920	5,779
International [member] | Scotiabank Peru S.A.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Peru S.A.A. (99.31%)
Principal office	[1]	Lima, Peru
International [member] | Multiacciones S.A.S [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1],[2]	Multiacciones S.A.S.
Principal office	[1],[2]	Bogota, Colombia
Carrying value	[1],[2]	$ 424	973
International [member] | Scotiabank Colpatria, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1],[2],[3]	Scotiabank Colpatria, S.A. (56.00%)
Principal office	[1],[2],[3]	Bogota, Colombia
International [member] | Scotiabank Brasil S.A. Banco Multiplo [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Brasil S.A. Banco Multiplo
Principal office	[1]	Sao Paulo, Brazil
Carrying value	[1]	$ 1,142	796
International [member] | Scotial Uruguay Holdings SA [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Uruguay Holdings S.A.
Principal office	[1]	Montevideo, Uruguay
Carrying value	[1]	$ 757	681
International [member] | Scotiabank Uruguay S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Uruguay S.A.
Principal office	[1]	Montevideo, Uruguay
International [member] | Scotiabank Republica Dominicana, S.A. – Banco Multiple [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)
Principal office	[1]	Santo Domingo, Dominican Republic
Carrying value	[1]	$ 823	943
International [member] | Scotiabank Caribbean Holdings Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Caribbean Holdings Ltd.
Principal office	[1]	Bridgetown, Barbados
Carrying value	[1]	$ 1,966	1,608
International [member] | Scotia Group Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Group Jamaica Limited (71.78%)
Principal office	[1]	Kingston, Jamaica
International [member] | Scotiabank Trinidad and Tobago Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Trinidad and Tobago Limited (50.90%)
Principal office	[1]	Port of Spain, Trinidad and Tobago
International [member] | Scotiabank (Barbados) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank (Barbados) Limited
Principal office	[1]	Bridgetown, Barbados
Carrying value	[1]	$ 286	237
International [member] | BNS International (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	BNS International (Bahamas) Limited
Principal office	[1]	Nassau, Bahamas
Carrying value	[1]	$ 10,612	$ 11,180
International [member] | The Bank of Nova Scotia Trust Company (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	The Bank of Nova Scotia Trust Company (Bahamas) Limited
Principal office	[1]	Nassau, Bahamas
International [member] | Scotiabank (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank (Bahamas) Limited
Principal office	[1]	Nassau, Bahamas
International [member] | Scotiabank & Trust (Cayman) Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank & Trust (Cayman) Ltd.
Principal office	[1]	Grand Cayman, Cayman Islands
International [member] | Grupo BNS de Costa Rica, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1],[2]	Grupo BNS de Costa Rica, S.A.
Principal office	[1],[2]	San Jose, Costa Rica
International [member] | Scotiabank (Ireland) Designated Activity Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank (Ireland) Designated Activity Company
Principal office	[1]	Dublin, Ireland
International [member] | Scotiabank Chile S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Chile S.A. (99.79%)
Principal office	[1]	Santiago, Chile

[1]	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
[2]	In Q1 2025, the Bank entered into an agreement to sell its banking operations in Colombia, Costa Rica and Panama to Davivienda. The transaction was completed on December 1, 2025. Refer to Note 35 for details.
[3]	The Bank made a capital contribution to Scotiabank Colpatria S.A. in May 2025 which increased its ownership interest to 56.00% following the subsequent issuance of additional shares.